UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21126

Name of Fund:   BlackRock Municipal Income Trust II (BLE)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal

Income Trust II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2018

Date of reporting period: 11/30/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) November 30, 2017	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 126.6%

Alabama — 2.1%
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	$540	$598,406
Senior Lien, Series A (AGM), 5.25%, 10/01/48	1,320	1,479,390
Sub-Lien, Series D, 7.00%, 10/01/51	3,220	3,944,436
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,170	1,437,696

		7,459,928
Arizona — 2.8%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	1,825	1,898,493
Salt Verde Arizona Financial Corp., RB, Senior, 5.00%, 12/01/37	1,000	1,217,640
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/32	5,635	6,797,895

		9,914,028
California — 12.4%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 04/01/19(b)	2,480	2,615,334
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/42	3,500	3,925,600
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	1,365	1,552,947
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	160	176,458
5.25%, 08/15/49	395	432,663
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A:
5.00%, 02/01/36	345	390,143
5.00%, 02/01/37	260	293,363
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(a)	4,880	5,272,547
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A, 5.00%, 12/01/46(a)	490	528,632

Security	Par (000)	Value
California (continued)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 05/15/40	$6,500	$6,976,320
5.25%, 05/15/39	860	904,849
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	380	458,842
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior Series A-1, 5.75%, 06/01/47	1,790	1,803,407
San Marcos Unified School District, GO, CAB, Election of 2010, Series B(c):
0.00%, 08/01/33	3,000	1,761,360
0.00%, 08/01/43	2,500	958,850
State of California, GO, Various Purposes:
6.00%, 03/01/33	1,760	1,933,906
6.50%, 04/01/33	10,645	11,359,386
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	825	935,195
Sub-Series I-1, 6.38%, 11/01/19(b)	1,280	1,396,429

		43,676,231
Colorado — 0.7%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 07/01/34	2,330	2,443,890

Connecticut — 0.3%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	1,005	1,070,285

Delaware — 2.0%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,240	1,313,792
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	1,260	1,422,540
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	4,275	4,462,844

		7,199,176
District of Columbia — 4.8%
District of Columbia, Refunding RB:
Georgetown University, 5.00%, 04/01/35	465	544,269

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
District of Columbia (continued)
District of Columbia, Refunding RB (continued):
Georgetown University Issue, 5.00%, 04/01/42	$540	$626,783
Kipp Charter School, Series A, 6.00%, 07/01/43	820	936,358
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 05/15/40	11,500	12,052,345
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	550	577,082
5.25%, 10/01/44	2,000	2,104,420

		16,841,257
Florida — 5.4%
Broward County FL Airport System Revenue, RB, AMT, 5.00%, 10/01/47	315	362,751
City of Atlantic Beach Florida, RB, Health Care Facilities, Fleet Landing Project, Series B, 5.63%, 11/15/43	1,445	1,600,366
City of Jacksonville Florida Port Authority, Refunding RB, AMT, 5.00%, 11/01/38	1,665	1,787,561
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	1,450	1,614,822
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport:
Series A (AGC), AMT, 5.25%, 10/01/18(b)	1,385	1,427,630
Series A (AGC), AMT, 5.25%, 10/01/38	240	246,804
Series A-1, 5.38%, 10/01/41	1,255	1,369,293
County of Miami-Dade Florida Water & Sewer System, (AGC), 5.00%, 10/01/39	5,000	5,382,700
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(b)	3,300	3,950,958
Stevens Plantation Community Development District, RB, Special Assessment, Series A, 7.10%, 05/01/35(d)(e)	1,795	1,256,500

		18,999,385

Security	Par (000)	Value
Georgia — 0.5%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 08/15/54	$555	$650,976
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	915	980,304

		1,631,280
Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 07/01/30	1,480	1,594,300

Idaho — 0.3%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series A, 5.00%, 12/01/46	805	912,234

Illinois — 20.6%
Chicago Board of Education, GO, Series H, 5.00%, 12/01/36	495	506,336
Chicago Board of Education, GO, Refunding, Dedicated Revenues:
Series D, 5.00%, 12/01/27	920	947,720
Series F, 5.00%, 12/01/22	675	707,447
Series G, 5.00%, 12/01/34	495	507,128
City of Chicago Illinois, GO, Project, Series A, 5.00%, 01/01/34	2,705	2,794,400
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 01/01/32	4,940	5,283,725
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 01/01/21(b)	4,200	4,707,444
Series A, 5.75%, 01/01/39	800	886,496
Series C, 6.50%, 01/01/21(b)	6,430	7,350,776
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,150	1,232,777
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	3,130	3,331,228
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	845	903,575

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	$1,060	$1,176,695
Central Dupage Health, Series B, 5.50%, 11/01/39	1,750	1,879,658
Presence Health Network, Series C, 4.00%, 02/15/41	1,545	1,569,905
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 06/15/30	7,445	7,459,071
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 06/15/50	6,725	7,099,112
Series B-2, 5.00%, 06/15/50	2,725	2,801,164
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 06/01/23	520	586,711
6.00%, 06/01/28	1,255	1,410,833
State of Illinois, GO:
5.00%, 02/01/39	1,640	1,693,382
Series A, 5.00%, 04/01/35	2,500	2,587,175
Series A, 5.00%, 04/01/38	3,885	4,003,648
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(b)	685	722,867
State of Illinois Toll Highway Authority, RB:
Senior, Series C, 5.00%, 01/01/36	2,815	3,190,605
Senior, Series C, 5.00%, 01/01/37	3,005	3,401,840
Series A, 5.00%, 01/01/38	2,160	2,401,682
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	1,050	1,148,595

		72,291,995
Indiana — 4.8%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	845	1,002,728
7.00%, 01/01/44	3,535	4,213,084
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	3,510	3,910,105
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	485	522,054
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	1,610	1,727,932
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	435	471,179

Security	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, RB, Series A (continued):
Sisters of St. Francis Health Services, 5.25%, 11/01/39	$915	$977,888
Indiana Finance Authority, Refunding RB, Marquette Project, 4.75%, 03/01/32	1,180	1,212,285
Indiana Municipal Power Agency, RB, Series B, 6.00%, 01/01/19(b)	1,200	1,256,952
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	1,380	1,539,707

		16,833,914
Iowa — 1.9%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	520	539,349
5.50%, 12/01/22	2,550	2,604,289
5.25%, 12/01/25	500	531,365
5.88%, 12/01/26(a)	445	471,340
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	955	1,002,263
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 06/01/46	1,610	1,616,601

		6,765,207
Kentucky — 0.7%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	1,060	1,143,496
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 07/01/43(f)	1,280	1,175,693

		2,319,189
Louisiana — 2.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	3,650	4,115,047
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	1,100	1,185,734
5.25%, 05/15/31	935	1,012,642

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Louisiana (continued)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A (continued):
5.25%, 05/15/32	$1,195	$1,305,621
5.25%, 05/15/33	1,300	1,408,511
5.25%, 05/15/35	795	863,028

		9,890,583
Maryland — 1.5%
City of Baltimore Maryland, Refunding RB, Convention Center Hotel, 5.00%, 09/01/34	470	533,144
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 06/01/35	475	505,310
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	800	842,976
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	455	522,472
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 01/01/21(b)	2,400	2,725,776

		5,129,678
Massachusetts — 1.4%
Commonwealth of Massachusetts, GO, Series E, 3.00%, 04/01/44	2,740	2,514,388
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42(a)	1,530	1,530,979
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 07/01/39	955	1,001,165

		5,046,532
Michigan — 2.7%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	4,825	5,268,514
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(b)	830	904,858
5.50%, 05/15/36	670	724,719

Security	Par (000)	Value
Michigan (continued)
Michigan Finance Authority, Refunding RB:
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	$940	$1,022,729
Henry Ford Health System, 4.00%, 11/15/46	1,540	1,558,480

		9,479,300
Missouri — 2.5%
370/Missouri Bottom Road/Taussig Road Transportation Development District, RB, 7.20%, 05/01/33	6,000	3,833,880
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	275	307,516
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Mercy Health, Series C, 5.00%, 11/15/47	2,825	3,219,088
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 02/01/42	1,135	1,191,148
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 05/01/43	265	289,263

		8,840,895
Multi-State — 2.0%
Centerline Equity Issuer Trust(a):
Series A-4-2, 6.00%, 05/15/19	3,500	3,698,170
Series B-3-2, 6.30%, 05/15/19	3,000	3,181,980

		6,880,150
Nebraska — 1.6%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 09/01/37	895	1,000,127
5.00%, 09/01/42	1,570	1,710,656
County of Lancaster Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, Health Facilities, 5.63%, 01/01/40	1,245	1,330,755

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Nebraska (continued)
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, 5.63%, 01/01/40	$1,635	$1,723,601

		5,765,139
New Jersey — 8.6%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,805	1,923,986
5.25%, 11/01/44	1,640	1,740,253
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	1,165	1,171,070
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
4.88%, 09/15/19	460	476,082
5.13%, 09/15/23	2,130	2,336,376
5.25%, 09/15/29	2,130	2,328,005
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	7,475	8,816,837
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 01/01/43	2,160	2,405,873
Series E, 5.00%, 01/01/45	2,810	3,173,445
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 06/15/44	730	782,852
Transportation Program, Series AA, 5.00%, 06/15/44	1,355	1,439,565
Transportation System, Series B, 5.25%, 06/15/36	2,690	2,870,822
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/43	570	647,833

		30,112,999
New York — 8.1%
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	2,680	2,960,837
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	2,000	2,066,380
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	805	868,149

Security	Par (000)	Value
New York (continued)
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/39	$1,005	$1,166,343
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	2,555	2,941,393
5.25%, 11/15/39	910	1,047,037
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	1,135	1,256,479
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	1,335	1,418,945
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	4,320	4,639,291
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	365	401,376
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	910	1,001,437
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT:
5.00%, 08/01/26	675	722,628
5.00%, 08/01/31	1,620	1,723,307
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42(a)	1,145	1,145,733
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/42	1,635	1,814,441
Special Project, 6.00%, 12/01/36	1,410	1,566,905
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 205th Series, 5.00%, 11/15/47	1,570	1,839,773

		28,580,454
North Carolina — 1.5%
North Carolina Capital Facilities Finance Agency, Refunding RB, Solid Waste Disposal Facility, Duke Energy Carolinas Project, Series B, 4.63%, 11/01/40	1,000	1,057,790
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 06/01/19(b)	1,525	1,601,586

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
North Carolina (continued)
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage:
Aldersgate, 6.25%, 07/01/35	$1,530	$1,732,281
Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(b)	625	739,175

		5,130,832
Ohio — 3.6%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 6.50%, 06/01/47	3,550	3,518,512
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 06/01/38	3,405	3,646,891
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	710	786,872
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	435	492,946
County of Montgomery Ohio, Refunding RB, Catholic Health:
5.00%, 05/01/19(b)	1,055	1,104,290
Series A, 5.00%, 05/01/39	1,970	2,017,851
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	870	957,339

		12,524,701
Pennsylvania — 2.9%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 05/01/42	2,500	2,607,225
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	685	753,445
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	3,030	3,390,206
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	2,065	2,178,658

Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	$1,190	$1,348,734

		10,278,268
Puerto Rico — 1.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	2,000	1,938,740
5.63%, 05/15/43	1,910	1,840,400

		3,779,140
Rhode Island — 2.3%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	1,690	1,831,453
Series B, 4.50%, 06/01/45	2,850	2,873,456
Series B, 5.00%, 06/01/50	3,175	3,295,459

		8,000,368
South Carolina — 3.8%
State of South Carolina Ports Authority, ARB:
5.25%, 07/01/40	3,595	3,867,034
AMT, 5.25%, 07/01/55	1,390	1,554,520
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	3,575	4,037,891
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	3,385	3,827,589

		13,287,034
Tennessee — 0.7%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	1,470	1,585,792
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	740	831,508

		2,417,300
Texas — 11.4%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 01/01/21(b)	2,350	2,672,772
Sub-Lien, 5.00%, 01/01/33	390	431,098
City of Austin Texas Airport System, ARB, AMT, 5.00%, 11/15/39	665	741,216

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, 5.00%, 10/01/20(b)	$765	$833,223
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 07/01/39	1,675	1,716,138
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	460	505,016
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 05/15/19(b)	8,665	9,204,309
6.00%, 11/15/35	480	511,589
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(b)	485	603,854
County of Harris Texas Houston Sports Authority, Refunding RB, 3rd Lien, Series A (NATL):(c)
0.00%, 11/15/24	2,300	981,134
0.00%, 11/15/36	23,075	8,738,272
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 09/15/37(c)	6,055	2,636,892
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 08/15/20(b)	4,085	4,552,937
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	3,000	3,373,380
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,250	2,475,202

		39,977,032
Utah — 0.4%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/47	995	1,142,569

Security	Par (000)	Value
Utah (continued)
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A, 3.25%, 10/15/42	$390	$361,019

		1,503,588
Virginia — 1.8%
Virginia Small Business Financing Authority, RB, AMT:
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 5.25%, 01/01/32	1,755	1,943,171
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	2,120	2,404,483
Transform 66 P3 Project, 5.00%, 12/31/52	1,650	1,835,608

		6,183,262
Washington — 4.3%
City of Bellingham Washington Water & Sewer, RB, 5.00%, 08/01/36	5,050	5,544,244
Grant County Public Utility District No. 2, Refunding RB, Series A, 5.00%, 01/01/43	2,335	2,646,162
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT:
5.00%, 04/01/40	815	912,221
5.00%, 05/01/42	1,615	1,860,852
State of Washington, GO, Series D, 5.00%, 02/01/42	1,240	1,441,574
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	2,445	2,711,896

		15,116,949
Wisconsin — 0.8%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	910	969,714

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College of Wisconsin, Inc., 4.00%, 12/01/46	$1,955	$2,020,121

		2,989,835
Wyoming — 1.0%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 07/15/26	3,355	3,552,912

Total Municipal Bonds — 126.6% (Cost — $416,187,962)		444,419,250

Municipal Bonds Transferred to Tender Option Bond Trusts(g) — 34.6%

Alabama — 0.5%
Auburn University, Refunding RB, Series A, 4.00%, 06/01/41	1,820	1,913,676

		1,913,676
California — 6.6%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, 4.00%, 04/01/42(h)	3,358	3,559,910
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18(h)	2,850	2,941,295
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19	10,335	10,986,932
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/47	3,345	3,866,781
San Diego Community College District California, GO, Election of 2002, 5.25%, 08/01/19	1,839	1,950,905

		23,305,823

Security	Par (000)	Value
Colorado — 2.0%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Series C-3, 5.10%, 04/29/18	$4,230	$4,293,831
Series C-7, 5.00%, 05/01/18	2,710	2,750,270

		7,044,101
Georgia — 1.4%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 09/01/18	4,638	4,761,965

Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	2,461	2,717,762

New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 06/01/19(h)	2,219	2,336,671

New York — 12.5%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series FF-2, 5.50%, 06/15/40	1,710	1,807,670
Series HH, 5.00%, 06/15/31(h)	9,150	10,100,288
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(h)	1,750	1,958,717
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	11,670	13,012,074
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	5,120	5,986,958
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(h)	7,040	7,967,024
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	2,790	3,215,735

		44,048,466

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	$2,740	$3,122,216

Pennsylvania — 0.8%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,521	2,966,215

Texas — 3.1%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 02/01/43	2,660	2,954,562
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	3,720	4,091,386
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	3,347	3,742,853

		10,788,801
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/41	3,959	4,161,309

Virginia — 1.7%
University of Virginia, Refunding RB, GO, 5.00%, 06/01/18	5,909	6,013,059

Security	Par (000)/Shares)	Value
Washington — 2.4%
State of Washington, GO, Various Purposes, Series E, 5.00%, 02/01/19	$8,113	$8,423,397

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 34.6% (Cost — $115,966,218)		121,603,461

Total Long-Term Investments — 161.2% (Cost — $532,154,180)		566,022,711

Short-Term Securities — 0.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.78%(i)(j)	1,758,929	1,759,456

Total Short-Term Securities — 0.5% (Cost — $1,759,456)		1,759,456

Total Investments — 161.7% (Cost — $533,913,636)		567,782,167
Other Assets Less Liabilities — 1.7%		5,976,544
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.3)%		(71,401,511)
VMTP Shares at Liquidation Value — (43.1)%		(151,300,000)

Net Assets Applicable to Common Shares — 100.0%		$351,057,200

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(h)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between May 7, 2018 to April 1, 2025, is $17,085,636.
(i)	Annualized 7-day yield as of period end.
(j)	During the period ended November 30, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Income Trust II (BLE)

Affiliated	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	6,985,327	(5,226,398)	1,758,929	$1,759,456	$9,938	$431	$(281)

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
5-Year U.S. Treasury Note	42	03/29/18	$4,886	$18,557
10-Year U.S. Treasury Note	20	03/20/18	2,481	17,875
Long U.S. Treasury Bond	40	03/20/18	6,069	63,637

Total				$100,069

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
RB	Revenue Bonds

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Income Trust II (BLE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$566,022,711	$—	$566,022,711
Short-Term Investments	1,759,456	—	—	1,759,456

Total	$1,759,456	$566,022,711	$—	$567,782,167

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$100,069	$—	$—	$100,069

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(71,274,043)	$—	$(71,274,043)
VMTP Shares at Liquidation Value	—	(151,300,000)	—	(151,300,000)

Total	$—	$(222,574,043)	$—	$(222,574,043)

During the period ended November 30, 2017, there were no transfers between levels.

SCHEDULES OF INVESTMENTS	11

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date: January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date: January 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust II

Date: January 22, 2018